Label	Element	Value
Carbon Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Carbon Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carbon Strategy ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period September 8, 2022 (commencement of operations) through June 30, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” do not correlate to those shown in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights (i) include additional detail about the operating expenses of the Subsidiary (as that term is defined herein) and (ii) exclude the indirect costs of investing in other investment companies (i.e., “Acquired Fund Fees and Expenses”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by gaining exposure to the global carbon credit market. The Fund invests in carbon credit futures contracts, which are commodity futures contracts linked to the value of emission allowances (“Carbon Futures”). The Fund also may invest in (i) ETFs that provide exposure to government or investment grade corporate fixed income securities with maturities up to 12 months; (ii) money market funds; and (iii) cash and cash equivalents, including foreign currency (“Collateral Instruments”). The Collateral Instruments are intended to provide liquidity and to serve as collateral for the Carbon Futures.
The Fund is an actively managed ETF that seeks to achieve its investment objective through its investments in Carbon Futures. The Fund invests in a portfolio of liquid Carbon Futures that require “physical delivery” of emission allowances issued under cap and trade regimes. A cap and trade regime is a regulatory program designed to limit, or cap, the total level of emissions of greenhouse gases, particularly carbon dioxide, by companies in regulated industries, such as manufacturers or energy producers. The regulator, such as a governmental entity or supranational organization, issues a limited number of annual emission allowances that allow companies to emit a certain amount of greenhouse gases. Companies are then taxed if they produce a higher level of emissions than allowed. If a company reduces its emissions levels, it can sell, or “trade,” unused emissions allowances to other companies on the open market. Over time, regulators lower the number of emissions allowances available each year, thereby lowering the total cap on emissions, making emissions allowances more expensive, thereby incentivizing regulated entities to reduce their emissions.
Futures contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to the price swings of an asset class underlying such futures contracts and may cause the Fund’s net asset value (“NAV”) to experience greater volatility. As a result, the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use futures or other derivatives that have a leveraging effect. When the Fund uses derivative instruments, the Fund will comply with SEC guidelines regarding derivatives instruments, and may hold a significant portion of its assets in cash and/or cash equivalents, including foreign currency.
The Fund invests in Carbon Futures from the United States and Europe. The Fund typically invests in Carbon Futures linked to the value of emissions allowances issued under the following cap and trade regimes: European Union Emissions Trading Scheme (“EUA”), California Carbon Allowance (“CCA”), Regional Greenhouse Gas Initiative (“RGGI”), and United Kingdom Emissions Trading Scheme (“UK ETS”) (each, a “Cap and Trade Regime”). As the global carbon credit market grows, the Fund may invest in Carbon Futures linked to emissions allowances issued under other cap and trade regimes. The Fund intends to hold foreign currency or invest in futures contracts on foreign currency in an amount that approximates the notional value of the Fund’s exposure to non-U.S. denominated Carbon Futures, such as those issued by the EUA and UK ETS. Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”), will generally seek to invest in Carbon Futures in weights similar to their trading volumes relative to the overall Carbon Futures market, although the Adviser may determine to increase or decrease such weights based on its expectations for how such trading volumes may change in the future.
The Fund will invest indirectly, via the Subsidiary (defined below), in Carbon Futures, which are standardized, liquid futures contracts. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” The Fund typically expects to invest in Carbon Futures that mature in December of the current year and of the following year, although the Fund may invest in Carbon Futures with other expiration dates. At times, Carbon Futures with a longer term to expiration may be priced higher than Carbon Futures with a shorter term to expiration, which is known as “contango.” The Adviser generally will attempt to minimize the negative impact from rolling Carbon Futures that are in contango, when possible, as doing so would result in the Fund selling the expiring contract at a lower price and buying a longer-term contract at a higher price, producing a negative roll yield. Conversely, Carbon Futures with a longer term to expiration may be priced lower than Carbon Futures with a shorter term to expiration, known as “backwardation.” Rolling Carbon Futures in backwardation generally involves selling an expiring contract at a higher price and buying a longer-term contract at a lower price, producing positive roll yield. However, there can be no guarantee that such a strategy will produce the desired results.
The Fund expects to gain exposure to Carbon Futures by investing in a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Adviser also serves as the investment adviser to the Subsidiary. The Fund’s investment in the Subsidiary is intended to provide the Fund with indirect exposure to Carbon Futures within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Carbon Futures. The Subsidiary has the same investment objective as the Fund, but it may invest in Carbon Futures to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will generally be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
The CFTC has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures above CFTC Rule 4.5 limits, it will be considered a “commodity pool” under the Commodity Exchange Act upon commencement of operations.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. However, the Fund expects to have significant exposure to Carbon Futures and/or emission allowances issued by cap and trade regimes (using the notional value of any futures in which it invests).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments, including futures contracts. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may prove incorrect, and the Fund may not successfully achieve its investment objective given actual market conditions.
•Cap and Trade Risk. There is no assurance that cap and trade programs will continue to exist. Cap and trade may not prove to be an effective method of reducing greenhouse gas emissions. As a result or due to other factors, cap and trade programs may be terminated or may not be renewed upon their expiration. New technologies may arise that may diminish or eliminate the need for cap and trade markets. Ultimately, the cost of emissions credits is determined by the cost of actually reducing emissions levels. If the price of credits becomes too high, it will be more economical for companies to develop or invest in green technologies, thereby suppressing the demand for credits and adversely affecting the price of the Fund.
Cap and trade programs set emission limits (i.e., the right to emit a certain quantity of greenhouse gas emissions), which can be allocated or auctioned to the parties regulated under the program up to the total emissions cap. This allocation may be larger or smaller than is needed for a stable price of credits and can lead to large price volatility, which could affect the value of the Fund. Depending upon the industries covered under the cap and trade program, unpredictable demand for their products and services can affect the value of greenhouse gas emissions credits. For example, very mild winters or very cool summers can decrease demand for electric utilities and therefore require fewer carbon credits to offset reduced production and greenhouse gas emissions.
•Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents, including foreign currency, which typically offer less potential for gain than other investments. Because the Fund holds a significant portion of its assets in Collateral Instruments, the Fund’s use of cash and cash equivalents, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, which may cause the Fund to experience lower returns than the Fund’s benchmark or other funds that employ strategies that allow them to remain fully invested in the market.
•Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
•Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
•Collateral Instruments Risk. Collateral Instruments in which the Fund invests, directly or indirectly through ETFs, may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed income securities with longer maturities fluctuate more in response to interest rate changes.
•Commodity-Linked Derivatives Risk. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the market, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.
◦Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from investments in certain commodity-linked derivatives, including Carbon Futures, may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case the Fund may fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives (including Carbon Futures), the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in commodity-linked derivatives (including Carbon Futures) may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives (including Carbon Futures) may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. In addition, certain commodity linked derivatives, such as Carbon Futures, are subject to special provisions under the Code whereby the gain or loss from such regulated futures contracts are 60% long term capital gain/loss and 40% short-term capital gain/loss. Because the Fund expects to make such investments in Carbon Futures through the Subsidiary to comply with qualifying income limitations discussed above, the income received by the Fund from the Subsidiary will be ordinary income or loss regardless of whether the Subsidiary invested in regulated futures contracts subject to the special tax treatment. For additional information, please see “Dividends, Distributions, and Taxes – Investments in Complex Securities.”
•Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser is registered as a CPO, and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.
•Currency Risk. The Fund intends to hold foreign currency or invest in futures contracts on foreign currency in an amount that approximates the notional value of the Fund’s exposure to non-U.S. denominated Carbon Futures, such as those issued by the EUA and UK ETS. In addition, the Fund’s assets may be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction.
The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance.
•Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage and asset segregation requirements imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
•Energy Sector Exposure Risk. The Fund has significant exposure to the energy sector through its investments in Carbon Futures. The energy sector is comprised of energy, industrial, infrastructure, and logistics companies, and these companies are susceptible to adverse economic, environmental, business, regulatory, or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because the Fund’s investments have exposure to securities that may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Fixed Income Securities Risk. The Fund may invest in fixed income securities. Fixed income securities, such as bonds and certain asset-backed securities, involve certain risks, which include:
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, which may increase interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
•Foreign Investments Risk. Investments in non-U.S. instruments involve certain risks that may not be present with investments in U.S. instruments. For example, investments in non-U.S. instruments may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. instruments also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
◦Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. Futures contracts on foreign currency involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in investments economically tied to a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests. Acts of war in Europe, including Russia’s large-scale military invasion of Ukraine, and the resulting sanctions by and against European nations could also have a severe adverse effect on both European and global economies, which in turn could affect the value of the Fund’s investments.
The United Kingdom (“UK”) formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged. Following this transition period, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.
Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to various countries imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions have also instituted broader sanctions on Russia. Further, as of the date of this Prospectus, the Russian securities markets effectively have not been open for trading by foreign investors since February 28, 2022. Russia’s military incursion and resulting sanctions could have a severe adverse effect on both regional and global economies, which in turn could affect the value of the Fund’s investments.
Russia’s military incursion and resulting sanctions could have a severe adverse effect on the region’s economies and more globally, including significant negative impacts on the financial markets for certain securities and commodities and could affect the value of the Fund’s investments. Eastern European markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, a significant influx of refugees, and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe.
•Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance
Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
•Investment Capacity Risk. If the Fund’s ability to obtain exposure to Carbon Futures consistent with its investment objective is disrupted for any reason including, limited liquidity in the Carbon Futures market, a disruption to the Carbon Futures, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the futures exchange, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.
•Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.
•Leverage Risk. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage may magnify the Fund’s gains and losses and, therefore, increase volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.
•Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
•Market Risk. The investments held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the war between Russia and Ukraine, and the impact of the novel coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of the pandemic, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time. Uncertainties regarding interest rates, political events, the Russia-Ukraine war, rising government debt in the U.S., and trade tensions have also contributed to market volatility. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. The trading prices of debt securities and other instruments may also fluctuate in response to a variety of other factors, and consequently, the Fund’s NAV and market price may also fluctuate significantly. As a result, an investor could lose money over short or long periods of time.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Code.
•Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund. For example, the regulatory environment for derivative instruments in which the Fund may invest is evolving, and changes in the regulation or taxation of derivative instruments may materially and adversely affect the ability of the Fund to pursue its investment objective or strategies. Such legislative or regulatory changes could pose additional risks and result in material adverse consequences to the Fund.
•Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
•Tax Risk. The Fund may gain most of its exposure to the Carbon Futures through its investment in the Subsidiary, which invests directly in such Carbon Futures. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test”, which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Carbon Futures within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives (including Carbon Futures)) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” Furthermore, while the applicable rules do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. In addition, the Fund expects to receive an opinion of counsel based on customary representations that to the extent of the actual distributions made to the Fund from the Subsidiary, its “Subpart F” income attributable to its investment in the Subsidiary derived with respect to the Fund’s business of investing in stock, securities or currencies should be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.
If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
•Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Code.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at KARBETF.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	KARBETF.com
Carbon Strategy ETF | Carbon Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KARB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,579

[1]	Exchange Traded Concepts, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary (as that term is defined herein). This undertaking may be terminated only with the approval of the Fund’s Board of Trustees.
[2]	“Total Annual Fund Operating Expenses” do not correlate to those shown in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights (i) include additional detail about the operating expenses of the Subsidiary (as that term is defined herein) and (ii) exclude the indirect costs of investing in other investment companies (i.e., “Acquired Fund Fees and Expenses”).